Parent company only condensed financial information	12 Months Ended
Dec. 31, 2018
Parent company only condensed financial information
Parent company only condensed financial information

36.Parent company only condensed financial information

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2018, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of December 31,
	2017	2018
	RMB	RMB	US$
			Note 2(g)
ASSETS
Current assets:
Cash and cash equivalents	8,964,809	2,196,796	319,511
Short term investment	—	755	110
Prepayments and other current assets	63,853	121,822	17,718
Amount due from related parties	715,671	1,555,288	226,207
Total current assets	9,744,333	3,874,661	563,546
Non-current assets:
Investment in equity investees	7,514	—	—
Investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries	45,675,625	64,127,171	9,326,910
Investment securities	35,893	12,978	1,888
Intangible assets, net	3,092,549	1,569,483	228,272
Other non-current assets	—	121,453	17,664
Total non-current assets	48,811,581	65,831,085	9,574,734
Total assets	58,555,914	69,705,746	10,138,280

LIABILITIES
Current liabilities:
Accrued expenses and other liabilities	67,743	60,190	8,755
Total current liabilities	67,743	60,190	8,755
Non-current liabilities:
Long-term borrowings	—	3,088,440	449,195
Unsecured senior notes	6,447,357	6,786,143	987,004
Total non-current liabilities	6,447,357	9,874,583	1,436,199
Total liabilities	6,515,100	9,934,773	1,444,954

SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017; 2,507,473,330 Class A ordinary shares issued and 2,447,926,638 outstanding, 458,342,517 Class B ordinary shares issued and 446,369,717 outstanding as of December 31, 2018)	377	380	55
Additional paid-in capital	76,254,607	82,832,895	12,047,545
Statutory reserves	635,966	1,400,412	203,681
Treasury stock	(4,457,608)	(3,783,729)	(550,321)
Accumulated deficit	(22,234,609)	(24,038,081)	(3,496,194)
Accumulated other comprehensive income	1,842,081	3,359,096	488,560
Total shareholders' equity	52,040,814	59,770,973	8,693,326
Total liabilities and shareholders' equity	58,555,914	69,705,746	10,138,280

Condensed Statements of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
				Note 2(g)
Operating expenses
Marketing	(1,218,760)	(1,215,222)	(1,218,920)	(177,285)
General and administrative	(577,350)	(556,534)	(495,835)	(72,116)
Loss from operations	(1,796,110)	(1,771,756)	(1,714,755)	(249,401)
Share of income/(loss) of subsidiaries, consolidated VIEs and VIEs’ subsidiaries	(1,948,761)	1,717,151	(653,408)	(95,034)
Interest income	55,373	66,848	220,186	32,025
Interest expense	(164,910)	(260,756)	(315,683)	(45,914)
Others, net	47,618	96,256	(27,973)	(4,067)
Net loss	(3,806,790)	(152,257)	(2,491,633)	(362,391)
Net loss attributable to ordinary shareholders	(3,806,790)	(152,257)	(2,491,633)	(362,391)

Net loss	(3,806,790)	(152,257)	(2,491,633)	(362,391)
Other comprehensive income:
Foreign currency translation adjustments	943,616	(822,052)	2,696,784	392,231
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	(78,792)	1,473,014	237,585	34,555
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	123,743	(352,274)	(260,712)	(37,919)
Net unrealized gains/(losses) on available-for-sale securities	44,951	1,120,740	(23,127)	(3,364)
Total other comprehensive income	988,567	298,688	2,673,657	388,867
Total comprehensive income/(loss)	(2,818,223)	146,431	182,024	26,476

Condensed Statements of Cash Flows

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
				Note 2(g)

Net cash used in operating activities	(33,756)	(105,219)	(233,195)	(33,917)

Cash flows from investing activities:
Purchases of investment securities	—	—	(755)	(110)
Cash received from disposal of investment securities	16,440	—	7,893	1,148
Receipts from/(prepayments and investments in) subsidiaries, consolidated VIEs and VIEs’ subsidiaries	(3,364,402)	2,359,092	(12,425,233)	(1,807,175)
Prepayments and investments in equity investees	—	(7,646)	—	—
Loans provided to JD Digits	(369,570)	(31,161)	(839,617)	(122,117)
Net cash provided by/(used in) investing activities	(3,717,532)	2,320,285	(13,257,712)	(1,928,254)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	—	—	3,531,870	513,689
Repurchase of ordinary shares	(5,338,274)	—	(205,886)	(29,945)
Purchase of capped call options	(2,007,100)	—	—	—
Proceeds from long-term borrowings	—	—	2,890,575	420,417
Proceeds from settlement of capped call options	1,463,218	737,501	—	—
Proceeds from issuance of ordinary shares pursuant to stock plans	82,396	135,745	48,555	7,062
Proceeds from unsecured senior notes, net of discount and debt issuance costs	6,355,969	—	—	—
Upfront fee payment for long-term borrowings	—	—	(81,581)	(11,865)
Net cash provided by financing activities	556,209	873,246	6,183,533	899,358

Effect of exchange rate changes on cash, cash equivalents, and restricted cash	369,104	(240,077)	539,361	78,447
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(2,825,975)	2,848,235	(6,768,013)	(984,366)
Cash, cash equivalents, and restricted cash at beginning of year	8,942,549	6,116,574	8,964,809	1,303,877
Cash, cash equivalents, and restricted cash at end of year	6,116,574	8,964,809	2,196,796	319,511

Basis of presentation

The Company's accounting policies are the same as the Group's accounting policies with the exception of the accounting for the investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, consolidated VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented in the Condensed Balance Sheets as “Investments in subsidiaries, consolidated VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, consolidated VIEs and VIEs’ subsidiaries’ financial results are presented as “Share of income/(loss) of subsidiaries, consolidated VIEs and VIEs’ subsidiaries” in the Condensed Statements of Operations and Comprehensive Income/(Loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.